Subsequent Events (Details Narrative) - USD ($)								1 Months Ended			9 Months Ended		12 Months Ended
	Nov. 05, 2024	Oct. 16, 2024	Oct. 08, 2024	Sep. 04, 2024	Jul. 15, 2024	Oct. 03, 2023	May 11, 2023	Sep. 26, 2025	Aug. 21, 2024	Feb. 16, 2024	May 31, 2025	May 31, 2024	Aug. 31, 2024	Aug. 31, 2023
Gross proceeds			$ 25,359
Common stock, shares issued											19,559,179		15,810,205	8,091,650
Proceeds from issuance of common stock											$ 6,046,163	$ 4,208,731	$ 4,208,731	$ 1,589,731
Stock options granted to employees	12,000
Exercise price	$ 3.17
Common stock shares sold			8,402											114,456
Executive Management Agreement [Member]
Annual salary of CFO					$ 120,000
Description of salary of CFO					subject to annual increases of 1.25 x the annual inflation rate as determined by the US Federal Reserve Board, an option grant for the issuance of up to 50,000 common shares vested over three years, and annual performance milestone bonuses of up to 35% during the first year, 40% during the second year and thereafter up to 50% of the base salary. Should Mr. Shankman be terminated without cause, after an initial six months with the Company, he will be entitled to severance pay equal to two (2) months base salary, with such severance pay increasing by a month for each completed year of employment. Mr. Shankman will also be entitled to medical and dental benefits equal in value to up to $2,000 per month and four (4) weeks of paid vacation
Sales Agreement [Member]
Equity line arrangement, maximum offering amount									$ 5,000,000
Common stock, shares issued									14,995
Proceeds from issuance of common stock									$ 38,236
Equity line arrangement, termination date									Sep. 19, 2025
Securities Purchase Agreement [Member]
Proceeds from issuance of common stock						$ 1,569,780	$ 1,541,137			$ 2,837,664
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Common stock, shares issued								2,666,667
Common stock, issue price Per Share								$ 1.50
Private Placements [Member] | Subsequent Event [Member]
Common stock warrants shares issuable upon exercise								2,666,667
Warrants exercise price								$ 1.37
Common stock warrants issued								2,666,667
H.C. Wainwright & Co. LLC [Member]
Gross proceeds				$ 5,000,000.0
Net proceeds				$ 4,500,000
Description of warrant issuance		We also issued HCW warrants to purchase up to 57,190 shares at an exercise price of $3.825 per share
Common stock shares sold				1,633,987
Issued share purchase warrants				4,551,019
Purchase common stock shares				4,551,019
Percent of gross proceeds				7.00%
Reimbursed amount for expenses				$ 70,000
Closing fees				$ 15,950
Purchase price				$ 3.06
Exercise price				$ 3.06